Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Earnings Per Share

	2016	2015	2014
(in thousands, except per share data)	Common Stock	Common Stock	Common Stock
Basic EPS:
Net income attributable to TSYS common shareholders	$319,638	$364,044	$322,872
Less income allocated to nonvested awards	(1,557)	(3,164)	(3,308)
Net income allocated to common stock for EPS calculation(a)	318,081	$360,880	$319,564
Average common shares outstanding(b)	182,744	182,465	184,297
Basic EPS(a)/(b)	$1.74	$1.98	$1.73

Diluted EPS:
Net income attributable to TSYS common shareholders	$319,638	$364,044	$322,872
Less income allocated to nonvested awards	(1,557)	(3,148)	(3,288)
Add income allocated to nonvested awards[1]	1,557	-	-
Net income allocated to common stock for EPS calculation(c)	$319,638	$360,896	$319,584
Average common shares outstanding	182,744	182,465	184,297
Increase due to assumed issuance of shares related to common equivalent shares outstanding	813	1,157	1,459
Average nonvested awards[1]	891	-	-
Average common and common equivalent shares outstanding(d)	184,448	183,622	185,756
Diluted EPS(c)/(d)	$1.73	$1.97	$1.72

	2016	2015	2014
(in thousands, except per share data)	Participating Securities	Participating Securities	Participating Securities
Basic EPS:
Net income allocated to nonvested awards(a)	$1,557	3,164	3,308
Nonvested awards(b)	911	1,617	1,925
Basic EPS(a)/(b)	$1.71	1.96	1.72

Diluted EPS:
Net income allocated to nonvested awards(c)	$1,552	3,148	3,288
Average common and common equivalent shares outstanding(d)	911	1,617	1,925
Diluted EPS(c)/(d)	$1.70	1.95	1.71

In accordance with the diluted EPS guidance under the two-class method, the Company uses the approach – either the treasury stock method or the two-class method assuming a participating security is not exercised- that is more dilutive. In 2016, the Company used the two-class method. In 2015 and 2014, the Company used the treasury stock method.